OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following at June 30, 2022 and December 31, 2021:

	2022	2021

Vendor deposits	$4,937,655	$6,999,955
Prepaid software deposit	242,200	-
Other	42,399	81,738
Total other current assets	$5,222,254	$7,081,693
Other current assets consist of the following at December 31, 2021:
Vendor deposits, related party	$6,999,955
Interest receivable, related party	33,395
Total other assets	$7,033,350